Summary of material accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Mobile Equipment, Tailings Dam and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	3 years
Mobile Equipment, Tailings Dam and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	6 years
Philippines Gold Processing & Refining Corporation (“Masbate Mine”)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary	100.00%
Filminera Resources Corporation ("Masbate Mine")
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary	40.00%
Proportion of ownership interests held by non-controlling interests (in percentage)	60.00%